Notes Payable, Net (Details) - USD ($)										1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 14, 2020	Sep. 01, 2020	Jul. 02, 2020	Jul. 02, 2020	Jul. 02, 2020	Feb. 07, 2020	Dec. 11, 2018	Oct. 15, 2017	Jul. 10, 2017	Jun. 30, 2020	Jun. 22, 2020	Dec. 30, 2019	Oct. 22, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Jul. 01, 2020	Jun. 24, 2020	Apr. 22, 2020	Dec. 24, 2018	Nov. 09, 2017
Notes Payable, Net (Details) [Line Items]
Amortization of note discounts														$ 3,043,738	$ 3,400,514	$ 9,721,484	$ 10,302,822
Proceeds from business combination			$ 34,500,000
Additional conversion amount																$ 15,000,000.0
Description of notes payable			However, the Company must make real estate tax payments on the TIF parcels sufficient to cover future required payments on the bond debt service until the 2018 bonds are no longer outstanding.
Interest rate														10.00%		10.00%
Company debt amount														$ 108,127,273		$ 108,127,273
Accrued interest amount							$ 24,470,142
Face amount			$ 9,000,000.0	$ 9,000,000.0	$ 9,000,000.0															$ 7,000,000
Unamortized deferred financing cost, net of discount																96,076,120
Loss on extinguishment of debt														(877,976)		(877,976)
Notes payable amount														108,127,273		$ 108,127,273		$ 164,922,714
Notes redeemed, description																Notes redeemed between December 24, 2023 and December 24, 2024 would have been redeemed at 105% of face value. Convertible Notes redeemed after December 24, 2024 would have been redeemed at 102.5% of face value.
PIK interest amount																$ 1,477,362
Advanced capital																				1,928,831
Principal amount																				1,807,339
Accrue interest																				$ 121,492
Note purchase agreement, description					the closing of the Business Combination, the Company entered into a Note Purchase Agreement (the “Note Purchase Agreement”) with certain funds managed by Magnetar Financial, LLC and other purchasers (together, the “Purchasers”), pursuant to which the Company agreed to issue and sell to the Purchasers in a private placement (the “Private Placement”) $20,721,293 in aggregate principal amount of the Company’s 8.00% Convertible Notes due 2025 (the “PIPE Notes”). Pursuant to the terms of the Note Purchase Agreement, the PIPE Notes may be converted into shares of Common Stock at a conversion price initially equal to $11.50 per share, subject to customary adjustment. Accordingly, the aggregate amount of PIPE Notes issued and sold in the Private Placement is convertible into 1,801,851 shares of Common Stock based on the conversion rate applicable on July 1, 2020. The conversion rate will convert at a conversion price of $11.50 per share. There are also Note Redemption Warrants that may be issued pursuant to the Note Purchase Agreement that will be exercisable for a number of shares of common stock to be determined at the time any such warrant is issued. The exercise price per share of common stock of any warrant will be set at the time such warrant is issued pursuant to the Note Purchase Agreement.The PIPE Notes provide for a conversion price reset such that, if the last reported sale price of the common stock is less than or equal to $6.00 for any ten trading days within any 30 trading day period preceding the maturity date, then the conversion price is adjusted down $6.90 per share.
Bridge Loan [Member]
Notes Payable, Net (Details) [Line Items]
Loans Assumed										$ 65,000,000
Loan has an exit fee										1.00%
Proceeds from business combination			15,500,000
Additional conversion amount			$ 15,000,000													$ 15,500,000
Maturity date, description			The maturity date on the remaining balance has been extended one month to November 30, 2020. Should the Company be unable to pay off the principal balance at maturity, Industrial Realty Group has agreed to advance funds to the Company to pay off the Bridge Loan, under the terms of the guarantee. As a result, Industrial Realty Group would become a lender to the Company with a maturity date of August 2021.
TIF loan [Member]
Notes Payable, Net (Details) [Line Items]
Principal amount			$ 10,030,000
Description of notes payable																The term of the TIF requires the Company to make installment payments through July 31, 2048. The current imputed interest rate is 5.2%, which runs through July 31, 2028. The imputed interest rate then increases to 6.6% through July 31, 2038 and finally increases to 7.7% through the remainder of the TIF.
Principal amount																$ 95,000	90,000
Notes payable amount														8,071,406		8,071,406		8,125,239
Syndicated Unsecured Term Loan and Preferred Equity Loan [Member]
Notes Payable, Net (Details) [Line Items]
Maturity date, description							The subordinated debt accrues interest at a rate of 5% and the balance is due February 26, 2021.	The maturity date is February 26, 2021, and the Syndicated Unsecured Term Loan accrues interest at a rate of 12% per annum.
Interest rate							5.00%	12.00%													1.00%
Company debt amount							$ 106,450,000
Due to related party							336,579
Face amount							95,500,000
Interest amount														2,074	85,107	254,333	249,415
Loan outstanding amount converted into common stock														$ 167,980		$ 167,980
Loan outstanding amount converted into common stock (in Shares)														13,762,039		13,762,039
Syndicated Unsecured Term Loan and Preferred Equity Loan [Member] | IRG [Member]
Notes Payable, Net (Details) [Line Items]
Unsecured promissory note								$ 150,000,000
Syndicated Unsecured Term Loan and Preferred Equity Loan [Member] | Subordinated debt agreement [Member]
Notes Payable, Net (Details) [Line Items]
Face amount							$ 6,450,000
Land loan with affiliate [Member]
Notes Payable, Net (Details) [Line Items]
Accrued interest amount				50,158
Face amount			$ 1,273,888	$ 1,273,888	$ 1,273,888					$ 1,273,888
Interest rate									1.22%
Increased interest rate									5.00%
Shares exchange (in Shares)			580,000	580,000	580,000
Other amounts due			$ 4,266,793	$ 4,266,793	$ 4,266,793
Loss on extinguishment of debt			$ 209,160
Notes payable amount																		1,273,888
Naming Rights Securitization Loan [Member]
Notes Payable, Net (Details) [Line Items]
Secured loan																							$ 22,800,000
Interest rate per annum																							4.00%
Notes payable amount														$ 3,475,498		$ 3,475,498		8,669,749
City of Canton Loan [Member]
Notes Payable, Net (Details) [Line Items]
Maturity date, description												The loan shall mature on July 1, 2027.
Description of notes payable												The loan accrues interest at a rate of one-half percent (0.5%) per annum. Upon an event of default, the interest rate will increase to five percent (5%) per annum on the outstanding balance at the time of default.
Borrowing amount												$ 3,500,000
Borrowing amount																903,765
Loan amount																3,500,000
Notes payable amount														$ 3,492,024		$ 3,492,024
New Market/SCF [Member]
Notes Payable, Net (Details) [Line Items]
Maturity date, description																The loan has a maturity date of December 30, 2024 and accrues interest at a rate of 4% per annum.
Interest rate														4.00%		4.00%
Increased interest rate																5.00%
Borrowing amount												3,000,000		$ 651,667		$ 2,862,980
Notes payable amount														2,862,980		$ 2,862,980
McKinley Grand Mortgage [Member]
Notes Payable, Net (Details) [Line Items]
Maturity date, description																The maturity date of the CH Capital Note was April 30, 2020 and interest was payable quarterly.
Purchase amount													$ 3,900,000
Notes payable amount																		1,848,213
Default loan amount														1,807,339		$ 1,807,339
Notes payable, description																The $1,900,000 note payable had a maturity date of October 22, 2021. Interest accrued at a rate equal to the greater of (i) 3.75% or (ii) the sum of the LIBOR rate plus 2.75%. The Company was required to make interest payments commencing on November 1, 2019, and on the first day of each successive month until the note was repaid. In September 2020, the Company paid off the full outstanding $1,900,000 principal and interest owed, using proceeds from the MKG Double Tree Loan.
Convertible Notes Payable [Member]
Notes Payable, Net (Details) [Line Items]
Interest rate																						10.00%
Interest amount														$ 0	$ 0	$ 875,129	424,722
Notes payable amount													1,900,000
Convertible notes amount																						$ 7,750,000
Notes Payable One [Member]
Notes Payable, Net (Details) [Line Items]
Notes payable amount													$ 1,807,339
Constellation EME [Member]
Notes Payable, Net (Details) [Line Items]
Maturity date, description																The maturity date is December 31, 2022 and payments are due in 29 monthly installments totaling $11,075,000, with an effective interest rate of 6.1%.
Interest rate														6.10%		6.10%
Borrowing amount												$ 9,900,000
Notes payable amount														$ 9,900,000		$ 9,900,000
Installment amount														11,075,000		$ 11,075,000
Monthly installment, description																Beginning in August 2020 through December 2020, the monthly installment amount is $55,000, which increases in January 2021 to $450,000 through December 2022.
Debt instrument csutodial amount														$ 2,779,153		$ 2,779,153
IRG November Note [Member]
Notes Payable, Net (Details) [Line Items]
Interest rate														12.00%		12.00%
Borrowing amount						$ 30,000,000
Notes payable amount														$ 13,763,586		$ 13,763,586		11,518,255
Aggregate principal amount																13,770,681		$ 11,585,792
PIK interest amount														405,036
Outstanding balance amount.																			$ 9,000,000
Paycheck protection plan loan [Member]
Notes Payable, Net (Details) [Line Items]
Notes payable amount														390,400		390,400
PPP Loan amount																					$ 390,400
JKP Capital loan [Member]
Notes Payable, Net (Details) [Line Items]
Interest rate																				12.00%
Notes payable amount														6,934,698		6,934,698
Debt principal amount																				$ 7,000,000
SCF Subordinate Note [Member]
Notes Payable, Net (Details) [Line Items]
Interest rate per annum											5.00%
Borrowing amount											$ 1,000,000
Convertible PIPE Notes [Member]
Notes Payable, Net (Details) [Line Items]
Amortization of note discounts														268,758
Principal amount					$ 20,721,293
Interest amount														0		528,213	$ 0
Notes payable amount														7,351,925		$ 7,351,925
Notes payable due percentage			8.00%	8.00%	8.00%
Conversion price per share (in Dollars per share)			$ 11.50	$ 11.50	$ 11.50
Amount of beneficial conversion feature					$ 14,166,339
Convertible PIPE notes. description																exchanged $9.0 million of the amount outstanding under the IRG November Note for PIPE Notes in the principal amount of $9.0 million and, at present, the outstanding balance of the IRG November Notes is $13.3 million. Gordon Pointe Management, LLC exchanged $500,000 of the principal component of the indebtedness owed to such Purchaser by GPAQ under loan agreements and related promissory notes for PIPE Notes in the principal amount of $500,000. Seven other Purchasers exchanged a total of $4,221,293 in GPAQ founder notes held by such Purchasers for PIPE Notes in the aggregate principal amount of $4,221,293. Consequently, the Company received cash proceeds from the issuance and sale of the PIPE Notes of approximately $7 million.
MKG DoubleTree Loan [Member]
Notes Payable, Net (Details) [Line Items]
Maturity date, description	The initial maturity date is 18 months after the exercised loan date, March 13, 2022, and the agreement includes an extended maturity date of September 13, 2022, should HOFRE need more time with an extension fee of 0.1% of the then outstanding principal balance.
Interest rate	1.75%
Notes payable amount														14,729,499		$ 14,729,499
Mortgage loan	$ 15,300,000
Decrease in prime commercial rate	5.00%
Extension fee rate	0.10%
Building acquisition percentage	75.00%
Bank account, description	A bank account has been created with Erie Bank and the balance must be maintained between $1 and $2 million within the account as collateral, which will promptly be refunded to the Company upon complete payment of the Erie Construction Loan on the maturity date. The Erie Construction Loan has certain financial covenants whereby the Company must maintain a minimum tangible net worth of $5,000,000 and minimum liquidity of not less than $2,000,000. These covenants are to be tested annually based upon the financial statements at the end of each fiscal year.
Amount of restricted cash related to the erie construction loan														3,093,305		3,093,305
Canton Cooperative Agreement [Member]
Notes Payable, Net (Details) [Line Items]
Amortization of note discounts		$ 182,723
Loan amount		$ 2,670,000
Notes payable amount														$ 2,487,277		$ 2,487,277
MKG PACE Bonds [Member]
Notes Payable, Net (Details) [Line Items]
MKG PACE bonds, description		The special assessment payments will be made on January 31st and July 31st over the course of 17 years, commencing on January 31, 2022. For the first eight years, each payment will consist of $188,188 and decrease to $161,567 in 2030.